Guarantor Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Financial Information
Note 15 – Guarantor Financial Information

Pursuant to the applicable indentures and supplemental indentures, the long-term debt to affiliates and third parties, excluding Senior Secured Term Loans and capital leases, issued by T-Mobile USA (“Issuer”) is fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by T-Mobile (“Parent”) and certain of the Issuer’s 100% owned subsidiaries (“Guarantor Subsidiaries”).

In April 2016, T-Mobile USA and certain of its affiliates, as guarantors, issued $1.0 billion of public 6.000% Senior Notes due 2024.

The guarantees of the Guarantor Subsidiaries are subject to release in limited circumstances only upon the occurrence of certain customary conditions. The indentures governing the long-term debt contain covenants that, among other things, limit the ability of the Issuer and the Guarantor Subsidiaries to: incur more debt; pay dividends and make distributions; make certain investments; repurchase stock; create liens or other encumbrances; enter into transactions with affiliates; enter into transactions that restrict dividends or distributions from subsidiaries; and merge, consolidate, or sell, or otherwise dispose of, substantially all of their assets. Certain provisions of each of the indentures and the supplemental indentures relating to the long-term debt restrict the ability of the Issuer to loan funds or make payments to Parent. However, the Issuer and Guarantor Subsidiaries are allowed to make certain permitted payments to the Parent under the terms of the indentures and the supplemental indentures.

Presented below is the condensed consolidating financial information as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014.

Condensed Consolidating Balance Sheet Information
December 31, 2016

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$358	$2,733	$2,342	$67	$—	$5,500
Accounts receivable, net	—	—	1,675	221	—	1,896
Equipment installment plan receivables, net	—	—	1,930	—	—	1,930
Accounts receivable from affiliates	—	—	40	—	—	40
Inventories	—	—	1,111	—	—	1,111
Asset purchase deposit	—	—	2,203	—	—	2,203
Other current assets	—	—	972	565	—	1,537
Total current assets	358	2,733	10,273	853	—	14,217
Property and equipment, net (1)	—	—	20,568	375	—	20,943
Goodwill	—	—	1,683	—	—	1,683
Spectrum licenses	—	—	27,014	—	—	27,014
Other intangible assets, net	—	—	376	—	—	376
Investments in subsidiaries, net	17,682	35,095	—	—	(52,777)	—
Intercompany receivables	196	6,826	—	—	(7,022)	—
Equipment installment plan receivables due after one year, net	—	—	984	—	—	984
Other assets	—	7	600	262	(195)	674
Total assets	$18,236	$44,661	$61,498	$1,490	$(59,994)	$65,891
Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable and accrued liabilities	$—	$423	$6,474	$255	$—	$7,152
Payables to affiliates	—	79	46	—	—	125
Short-term debt	—	20	334	—	—	354
Deferred revenue	—	—	986	—	—	986
Other current liabilities	—	—	258	147	—	405
Total current liabilities	—	522	8,098	402	—	9,022
Long-term debt	—	20,741	1,091	—	—	21,832
Long-term debt to affiliates	—	5,600	—	—	—	5,600
Tower obligations (1)	—	—	400	2,221	—	2,621
Deferred tax liabilities	—	—	5,133	—	(195)	4,938
Deferred rent expense	—	—	2,616	—	—	2,616
Negative carrying value of subsidiaries, net	—	—	568	—	(568)	—
Intercompany payables	—	—	6,785	237	(7,022)	—
Other long-term liabilities	—	116	906	4	—	1,026
Total long-term liabilities	—	26,457	17,499	2,462	(7,785)	38,633
Total stockholders’ equity (deficit)	18,236	17,682	35,901	(1,374)	(52,209)	18,236
Total liabilities and stockholders’ equity	$18,236	$44,661	$61,498	$1,490	$(59,994)	$65,891

(1)	Assets and liabilities for Non-Guarantor Subsidiaries are primarily included in VIEs related to the 2012 Tower Transaction. See Note 8 – Tower Obligations for further information.

Condensed Consolidating Balance Sheet Information
December 31, 2015

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$378	$1,767	$2,364	$73	$—	$4,582
Short-term investments	—	1,999	999	—	—	2,998
Accounts receivable, net	—	—	1,574	214	—	1,788
Equipment installment plan receivables, net	—	—	2,378	—	—	2,378
Accounts receivable from affiliates	—	—	36	—	—	36
Inventories	—	—	1,295	—	—	1,295
Other current assets	—	—	1,413	400	—	1,813
Total current assets	378	3,766	10,059	687	—	14,890
Property and equipment, net (1)	—	—	19,546	454	—	20,000
Goodwill	—	—	1,683	—	—	1,683
Spectrum licenses	—	—	23,955	—	—	23,955
Other intangible assets, net	—	—	594	—	—	594
Investments in subsidiaries, net	16,184	32,280	—	—	(48,464)	—
Intercompany receivables	—	6,130	—	—	(6,130)	—
Equipment installment plan receivables due after one year, net	—	—	847	—	—	847
Other assets	—	5	387	219	(167)	444
Total assets	$16,562	$42,181	$57,071	$1,360	$(54,761)	$62,413
Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable and accrued liabilities	$—	$368	$7,496	$220	$—	$8,084
Payables to affiliates	—	70	65	—	—	135
Short-term debt	—	20	162	—	—	182
Deferred revenue	—	—	717	—	—	717
Other current liabilities	—	—	327	83	—	410
Total current liabilities	—	458	8,767	303	—	9,528
Long-term debt	—	19,797	664	—	—	20,461
Long-term debt to affiliates	—	5,600	—	—	—	5,600
Tower obligations (1)	—	—	411	2,247	—	2,658
Deferred tax liabilities	—	—	4,228	—	(167)	4,061
Deferred rent expense	—	—	2,481	—	—	2,481
Negative carrying value of subsidiaries, net	—	—	628	—	(628)	—
Intercompany payables	5	—	5,959	166	(6,130)	—
Other long-term liabilities	—	142	922	3	—	1,067
Total long-term liabilities	5	25,539	15,293	2,416	(6,925)	36,328
Total stockholders’ equity (deficit)	16,557	16,184	33,011	(1,359)	(47,836)	16,557
Total liabilities and stockholders’ equity	$16,562	$42,181	$57,071	$1,360	$(54,761)	$62,413

(1)	Assets and liabilities for Non-Guarantor Subsidiaries are primarily included in VIEs related to the 2012 Tower Transaction. See Note 8 – Tower Obligations for further information.

Condensed Consolidating Statement of Comprehensive Income Information
Year Ended December 31, 2016

(in millions)	Parent	Issuer	Guarantor Subsidiaries (As adjusted - See Note 1)		Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated (As adjusted - See Note 1)
Revenues
Service revenues	$—	$—	$26,613		$2,023	$(792)	$27,844
Equipment revenues	—	—	9,145		—	(418)	8,727
Other revenues	—	3	739	(1)	195	(18)	919
Total revenues	—	3	36,497	(1)	2,218	(1,228)	37,490
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	—	—	5,707		24	—	5,731
Cost of equipment sales	—	—	10,209		1,027	(417)	10,819
Selling, general and administrative	—	—	11,321		868	(811)	11,378
Depreciation and amortization	—	—	6,165		78	—	6,243
Cost of MetroPCS business combination	—	—	104		—	—	104
Gains on disposal of spectrum licenses	—	—	(835)		—	—	(835)
Total operating expenses	—	—	32,671		1,997	(1,228)	33,440
Operating income	—	3	3,826	(1)	221	—	4,050
Other income (expense)
Interest expense	—	(1,147)	(82)		(189)	—	(1,418)
Interest expense to affiliates	—	(312)	—		—	—	(312)
Interest income (expense)	—	31	(18)	(1)	—	—	13
Other income (expense), net	—	2	(8)		—	—	(6)
Total other income (expense), net	—	(1,426)	(108)	(1)	(189)	—	(1,723)
Income (loss) before income taxes	—	(1,423)	3,718		32	—	2,327
Income tax expense	—	—	(857)		(10)	—	(867)
Earnings (loss) of subsidiaries	1,460	2,883	(17)		—	(4,326)	—
Net income	1,460	1,460	2,844		22	(4,326)	1,460
Dividends on preferred stock	(55)	—	—		—	—	(55)
Net income attributable to common stockholders	$1,405	$1,460	$2,844		$22	$(4,326)	$1,405

Net Income	$1,460	$1,460	$2,844		$22	$(4,326)	$1,460
Other comprehensive income, net of tax
Other comprehensive income, net of tax	2	2	2		2	(6)	2
Total comprehensive income	$1,462	$1,462	$2,846		$24	$(4,332)	$1,462

(1)
The amortized imputed discount on EIP receivables previously recognized as Interest income has been retrospectively reclassified as Other revenues. See Note 1 - Summary of Significant Accounting Policies for further detail.

Condensed Consolidating Statement of Comprehensive Income Information
Year Ended December 31, 2015

(in millions)	Parent	Issuer	Guarantor Subsidiaries (As adjusted - See Note 1)		Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated (As adjusted - See Note 1)
Revenues
Service revenues	$—	$—	$23,748		$1,669	$(596)	$24,821
Equipment revenues	—	—	7,148		—	(430)	6,718
Other revenues	—	1	770	(1)	171	(14)	928
Total revenues	—	1	31,666	(1)	1,840	(1,040)	32,467
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	—	—	5,530		24	—	5,554
Cost of equipment sales	—	—	9,055		720	(431)	9,344
Selling, general and administrative	—	—	10,065		733	(609)	10,189
Depreciation and amortization	—	—	4,605		83	—	4,688
Cost of MetroPCS business combination	—	—	376		—	—	376
Gains on disposal of spectrum licenses	—	—	(163)		—	—	(163)
Total operating expenses	—	—	29,468		1,560	(1,040)	29,988
Operating income	—	1	2,198	(1)	280	—	2,479
Other income (expense)
Interest expense	—	(847)	(50)		(188)	—	(1,085)
Interest expense to affiliates	—	(411)	—		—	—	(411)
Interest income	—	2	4	(1)	—	—	6
Other expense, net	—	(10)	—		(1)	—	(11)
Total other income (expense), net	—	(1,266)	(46)	(1)	(189)	—	(1,501)
Income (loss) before income taxes	—	(1,265)	2,152		91	—	978
Income tax expense	—	—	(214)		(31)	—	(245)
Earnings (loss) of subsidiaries	733	1,998	(48)		—	(2,683)	—
Net income	733	733	1,890		60	(2,683)	733
Dividends on preferred stock	(55)	—	—		—	—	(55)
Net income attributable to common stockholders	$678	$733	$1,890		$60	$(2,683)	$678

Net income	$733	$733	$1,890		$60	$(2,683)	$733
Other comprehensive loss, net of tax
Other comprehensive loss, net of tax	(2)	(2)	(2)		—	4	(2)
Total comprehensive income	$731	$731	$1,888		$60	$(2,679)	$731

(1)
The amortized imputed discount on EIP receivables previously recognized as Interest income has been retrospectively reclassified as Other revenues. See Note 1 - Summary of Significant Accounting Policies for further detail.

Condensed Consolidating Statement of Comprehensive Income Information
Year Ended December 31, 2014

(in millions)	Parent	Issuer	Guarantor Subsidiaries (As adjusted - See Note 1)		Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated (As adjusted - See Note 1)
Revenues
Service revenues	$—	$—	$21,483		$1,302	$(410)	$22,375
Equipment revenues	—	—	7,319		—	(530)	6,789
Other revenues	—	—	626	(1)	140	(10)	756
Total revenues	—	—	29,428	(1)	1,442	(950)	29,920
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	—	—	5,767		21	—	5,788
Cost of equipment sales	—	—	9,491		702	(572)	9,621
Selling, general and administrative	—	—	8,723		518	(378)	8,863
Depreciation and amortization	—	—	4,330		82	—	4,412
Cost of MetroPCS business combination	—	—	299		—	—	299
Gains on disposal of spectrum licenses	—	—	(840)		—	—	(840)
Other, net	—	—	5		—	—	5
Total operating expenses	—	—	27,775	(1)	1,323	(950)	28,148
Operating income	—	—	1,653		119	—	1,772
Other income (expense)
Interest expense	—	(838)	(55)		(180)	—	(1,073)
Interest expense to affiliates	—	(278)	—		—	—	(278)
Interest income	—	—	3	(1)	—	—	3
Other income (expense), net	—	(15)	4		—	—	(11)
Total other income (expense), net	—	(1,131)	(48)	(1)	(180)	—	(1,359)
Income (loss) before income taxes	—	(1,131)	1,605		(61)	—	413
Income tax (expense) benefit	—	—	(189)		23	—	(166)
Earnings (loss) of subsidiaries	247	1,278	(54)		—	(1,471)	—
Net income (loss)	$247	$147	$1,362		$(38)	$(1,471)	$247
Other comprehensive loss, net of tax
Other comprehensive loss, net of tax	(2)	(2)	(2)		—	4	(2)
Total comprehensive income (loss)	$245	$145	$1,360		$(38)	$(1,467)	$245

(1)
The amortized imputed discount on EIP receivables previously recognized as Interest income has been retrospectively reclassified as Other revenues. See Note 1 - Summary of Significant Accounting Policies for further detail.

Condensed Consolidating Statement of Cash Flows Information
Year Ended December 31, 2016

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Operating activities
Net cash provided by (used in) operating activities	$6	$(2,031)	$8,166	$104	$(110)	$6,135

Investing activities
Purchases of property and equipment	—	—	(4,702)	—	—	(4,702)
Purchases of spectrum licenses and other intangible assets, including deposits	—	—	(3,968)	—	—	(3,968)
Sales of short-term investments	—	2,000	998	—	—	2,998
Other, net	—	—	(8)	—	—	(8)
Net cash provided by (used in) investing activities	—	2,000	(7,680)	—	—	(5,680)

Financing activities
Proceeds from issuance of long-term debt	—	997	—	—	—	997
Repayments of capital lease obligations	—	—	(205)	—	—	(205)
Repayments of short-term debt for purchases of inventory, property and equipment, net	—	—	(150)	—	—	(150)
Repayments of long-term debt	—	—	(20)	—	—	(20)
Proceeds from exercise of stock options	29	—	—	—	—	29
Tax withholdings on share-based awards	—	—	(121)	—	—	(121)
Intercompany dividend paid	—	—	—	(110)	110	—
Dividends on preferred stock	(55)	—	—	—	—	(55)
Other, net	—	—	(12)	—	—	(12)
Net cash (used in) provided by financing activities	(26)	997	(508)	(110)	110	463
Change in cash and cash equivalents	(20)	966	(22)	(6)	—	918
Cash and cash equivalents
Beginning of period	378	1,767	2,364	73	—	4,582
End of period	$358	$2,733	$2,342	$67	$—	$5,500

Condensed Consolidating Statement of Cash Flows Information
Year Ended December 31, 2015

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Operating activities
Net cash provided by (used in) operating activities	$(1)	$(4,504)	$9,940	$154	$(175)	$5,414

Investing activities
Purchases of property and equipment	—	—	(4,724)	—	—	(4,724)
Purchases of spectrum licenses and other intangible assets, including deposits	—	—	(1,935)	—	—	(1,935)
Purchases of short-term investments	—	(1,999)	(998)	—	—	(2,997)
Investment in subsidiaries	(1,905)	—	—	—	1,905	—
Other, net	—	—	96	—	—	96
Net cash used in investing activities	(1,905)	(1,999)	(7,561)	—	1,905	(9,560)

Financing activities
Proceeds from capital contribution	—	1,905	—	—	(1,905)	—
Proceeds from issuance of long-term debt	—	3,979	—	—	—	3,979
Proceeds from tower obligations	—	140	—	—	—	140
Repayments of capital lease obligations	—	—	(57)	—	—	(57)
Repayments of short-term debt for purchases of inventory, property and equipment, net	—	—	(564)	—	—	(564)
Proceeds from exercise of stock options	47	—	—	—	—	47
Intercompany dividend paid	—	—	—	(175)	175	—
Tax withholdings on share-based awards	—	—	(156)	—	—	(156)
Dividends on preferred stock	(41)	—	(14)	—	—	(55)
Other, net	—	—	79	—	—	79
Net cash provided by (used in) financing activities	6	6,024	(712)	(175)	(1,730)	3,413
Change in cash and cash equivalents	(1,900)	(479)	1,667	(21)	—	(733)
Cash and cash equivalents
Beginning of period	2,278	2,246	697	94	—	5,315
End of period	$378	$1,767	$2,364	$73	$—	$4,582

Condensed Consolidating Statement of Cash Flows Information
Year Ended December 31, 2014

(in millions)	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Adjustments	Consolidated
Operating activities
Net cash provided by (used in) operating activities	$9	$(5,145)	$9,364	$18	$(100)	$4,146

Investing activities
Purchases of property and equipment	—	—	(4,317)	—	—	(4,317)
Purchases of spectrum licenses and other intangible assets, including deposits	—	—	(2,900)	—	—	(2,900)
Investment in subsidiaries	(1,700)	—	—	—	1,700	—
Other, net	—	—	(29)	—	—	(29)
Net cash used in investing activities	(1,700)	—	(7,246)	—	1,700	(7,246)

Financing activities
Proceeds from capital contribution	—	1,700	—	—	(1,700)	—
Proceeds from issuance of long-term debt	—	2,993	—	—	—	2,993
Repayments of capital lease obligations	—	—	(19)	—	—	(19)
Repayments of short-term debt for purchases of inventory, property and equipment, net	—	—	(418)	—	—	(418)
Repayments of long-term debt	—	—	(1,000)	—	—	(1,000)
Proceeds from exercise of stock options	27	—	—	—	—	27
Proceeds from issuance of preferred stock	982	—	—	—	—	982
Intercompany dividend paid	—	—	—	(100)	100	—
Tax withholdings on share-based awards	—	—	(73)	—	—	(73)
Other, net	—	—	32	—	—	32
Net cash provided by (used in) financing activities	1,009	4,693	(1,478)	(100)	(1,600)	2,524
Change in cash and cash equivalents	(682)	(452)	640	(82)	—	(576)
Cash and cash equivalents
Beginning of period	2,960	2,698	57	176	—	5,891
End of period	$2,278	$2,246	$697	$94	$—	$5,315